Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 13,548	$ 6,201
Short-term bank deposits	55,413	63,080
Trade receivables, net	12,446	11,039
Inventories	540	1,356
Other accounts receivable and prepaid expenses	1,437	1,536
Total current assets	83,384	83,212
NON- CURRENT ASSETS:
Severance pay fund	3,814	3,365
Other long-term receivables	2,185	2,314
Property and equipment, net	1,311	1,669
Operating lease right-of-use assets	2,945	5,842
Total non-current assets	10,255	13,190
Total assets	93,639	96,402
CURRENT LIABILITIES:
Trade payables	1,592	2,452
Employees and payroll accruals	4,414	4,132
Deferred revenues and advances from customers	3,149	828
Current maturities of lease liabilities	1,028	1,263
Other liabilities and accrued expenses	4,721	4,050
Total current liabilities	14,904	12,725
NON-CURRENT LIABILITIES:
Deferred revenues	26	100
Accrued severance pay	4,473	3,904
Operating lease liabilities	2,008	4,967
Other liabilities and accrued expenses	209	836
Total non-current liabilities	6,716	9,807
Total liabilities	21,620	22,532
COMMITMENTS AND CONTINGENCIES
Share capital: Ordinary Shares of NIS 0.20 par value: Authorized: 20,000,000 shares at December 31, 2020 and 2019; 13,967,488 and 13,822,185 shares issued and 13,931,456 and 13,786,153 shares outstanding at December 31, 2020 and 2019, respectively	657	648
Additional paid-in capital	140,129	137,969
Accumulated other comprehensive loss	(2,662)	(2,634)
Accumulated deficit	(66,105)	(62,113)
Total shareholders’ equity	72,019	73,870
Total liabilities and shareholders’ equity	$ 93,639	$ 96,402